CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Equity (Deficits) Attribute to Canadian Solar Inc.	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-Controlling Interest
Balance at Dec. 31, 2009	$ 466,001,404	$ 465,716,624	$ 500,322,431	$ (61,268,954)	$ 11,541,848	$ 15,121,299	$ 284,780
Balance (in shares) at Dec. 31, 2009			42,774,485
Increase (Decrease) in Stockholders' Equity
Net income (loss)	50,828,396	50,568,919			50,568,919		259,477
Foreign currency translation adjustment	13,309,318	13,340,645				13,340,645	(31,327)
Share-based compensation	3,876,671	3,876,671		3,876,671
Exercise of share options	823,560	823,560	823,560
Exercise of share options (in shares)			118,559
Sales of subsidiary shares to non-controlling interest	145,128						145,128
Balance at Dec. 31, 2010	534,984,477	534,326,419	501,145,991	(57,392,283)	62,110,767	28,461,944	658,058
Balance (in shares) at Dec. 31, 2010			42,893,044
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(90,903,374)	(90,804,200)			(90,804,200)		(99,174)
Foreign currency translation adjustment	17,111,083	17,093,766				17,093,766	17,317
Share-based compensation	4,060,838	4,060,838		4,060,838
Exercise of share options	1,256,948	1,256,948	1,256,948
Exercise of share options (in shares)			262,723
Paid-in capital from non-controlling interest	467,720						467,720
Balance at Dec. 31, 2011	466,977,692	465,933,771	502,402,939	(53,331,445)	(28,693,433)	45,555,710	1,043,921
Balance (in shares) at Dec. 31, 2011	43,155,767		43,155,767
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(195,155,097)	(195,468,691)			(195,468,691)		313,594
Foreign currency translation adjustment	5,505,067	5,239,819				5,239,819	265,248
Acquisition of subsidiaries	4,635,298						4,635,298
Issuance of warrant	9,849,928	9,849,928		9,849,928
Share-based compensation	5,185,242	5,185,242		5,185,242
Exercise of share options	158,766	158,766	158,766
Exercise of share options (in shares)			86,659
Paid-in capital from non-controlling interest	4,426,535						4,426,535
Balance at Dec. 31, 2012	$ 301,583,431	$ 290,898,835	$ 502,561,705	$ (38,296,275)	$ (224,162,124)	$ 50,795,529	$ 10,684,596
Balance (in shares) at Dec. 31, 2012	43,242,426		43,242,426